Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000260537 | SPDR Portfolio S&P 500 ETF8895225
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000260537 | Vanguard Growth ETF8895228
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000260537 | iShares Morningstar U.S. Equity ETF8895220
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000260537 | Vanguard Value ETF8895231
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260537 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000260538 | SPDR Portfolio S&P 500 Growth ETF8895244
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000260538 | Schwab U.S. Large-Cap Growth ETF8895238
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000260538 | Vanguard Russell 1000 Growth ETF8895247
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000260538 | SPDR Portfolio S&P 500 ETF8895241
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000260538 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000260539 | SPDR Portfolio S&P 500 Value ETF8895257
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000260539 | Schwab U.S. Large-Cap Value ETF8895254
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000260539 | Vanguard Russell 1000 Value ETF8895263
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000260539 | SPDR Portfolio S&P 500 ETF8895260
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000260539 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000260535 | SPDR Portfolio S&P 500 ETF8895606
Holdings [Line Items]
Percent of Total Investments	50.00%
C000260535 | Vanguard Russell 2000 ETF8895678
Holdings [Line Items]
Percent of Total Investments	29.80%
C000260535 | iShares Morningstar Small-Cap Value ETF8895468
Holdings [Line Items]
Percent of Total Investments	14.80%
C000260535 | Schwab U.S. Small-Cap ETF8895592
Holdings [Line Items]
Percent of Total Investments	4.90%
C000260535 | Costco Wholesale8895802
Holdings [Line Items]
Percent of Total Investments	0.00%
C000260535 | Goldman Sachs Group8895852
Holdings [Line Items]
Percent of Total Investments	0.00%
C000260535 | Vanguard S&P 500 ETF8895681
Holdings [Line Items]
Percent of Total Investments	0.00%
C000260535 | SPDR S&P 500 ETF Trust8895601
Holdings [Line Items]
Percent of Total Investments	0.00%
C000260535 | Caterpillar8895780
Holdings [Line Items]
Percent of Total Investments	0.00%
C000260535 | Accenture PLC8895718
Holdings [Line Items]
Percent of Total Investments	0.00%
C000260535 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000260535 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260535 | Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260535 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000260536 | SPDR Portfolio S&P 500 ETF8895644
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000260536 | SPDR Portfolio Developed World ex-US ETF8895641
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000260536 | iShares Core MSCI Emerging Markets ETF8895543
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000260536 | Vanguard FTSE Developed Markets ETF8895671
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000260536 | Accenture PLC8895299
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Texas Instruments8895433
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Starbucks8895430
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Procter & Gamble8895418
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | iShares Core S&P 500 ETF8895546
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Meta Platforms8895392
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000260536 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260536 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260533 | iShares Core U.S. Aggregate Bond ETF8895350
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000260533 | Schwab Intermediate-Term U.S. Treasury ETF8895356
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000260533 | iShares MBS ETF8895354
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000260533 | SPDR Portfolio Corporate Bond ETF8895359
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260533 | Vanguard Short-Term Corporate Bond ETF8895366
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000260533 | Vanguard Long-Term Bond ETF8895362
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000260533 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000260541 | Vanguard Short-Term Bond ETF8895378
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000260541 | iShares Core U.S. Aggregate Bond ETF8895371
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000260541 | Vanguard Short-Term Corporate Bond ETF8895376
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000260541 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000260540 | Vanguard Long-Term Bond ETF8895388
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000260540 | iShares Core U.S. Aggregate Bond ETF8895385
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000260540 | Vanguard Long-Term Corporate Bond ETF8895391
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260540 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000260534 | PIMCO Active Bond Exchange-Traded Fund8895414
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000260534 | SPDR Bloomberg High Yield Bond ETF8895417
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000260534 | Cohen & Steers Preferred and Income Opportunities Active ETF8895400
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260534 | First Trust Senior Loan ETF8895407
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260534 | Global X MLP ETF8895411
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000260534 | Cohen & Steers Real Estate Active ETF8895405
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000260534 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%